Bramshill Income Performance Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 22.0%
	ENERGY ― 6.1%
	BP Capital Markets PLC
27,040,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	$29,691,542
	Edison International
16,614,000	5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (1), 3/15/2026 (2)	16,776,817
	Valero Energy Corp.
7,505,000	2.700%, 4/15/2023	7,783,285
		54,251,644
	FINANCE AND INSURANCE ― 2.7%
	Capital One Financial Corp.
6,239,000	2.600%, 5/11/2023	6,480,539
	FS KKR Capital Corp.
8,097,000	2.625%, 1/15/2027	8,034,631
	General Motors Financial Co, Inc.
5,409,000	5.200%, 3/20/2023	5,824,451
	Oaktree Specialty Lending Corp.
3,464,000	3.500%, 2/25/2025	3,634,095
		23,973,716
	FINANCIALS ― 2.5%
	Ally Financial, Inc.
8,581,000	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (1), 5/15/2026 (2)	8,883,051
12,891,000	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (1), 5/15/2028 (2)	13,088,233
		21,971,284
	LODGING ― 1.1%
	Marriott Ownership Resorts, Inc. (3)
9,284,000	6.125%, 9/15/2025	9,901,107

	MANUFACTURING ― 4.6%
	Boeing Co. (The)
21,089,000	4.508%, 5/1/2023	22,487,487
	General Motors Co.
18,435,000	1.028% (3 month U.S. LIBOR + 0.900%) (4), 9/10/2021	18,460,275
		40,947,762
	PIPELINES ― 2.3%
	Energy Transfer Operating LP
4,993,000	3.193% (3 month U.S. LIBOR + 3.018%) (4), 11/1/2066	4,017,368
9,845,000	6.500% (effective 11/15/2026, 5 Year TNCMR + 5.694%) (1), 11/15/2026 (2)	10,010,199
5,688,000	7.125%, (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (2)	5,887,080
		19,914,647
	RETAIL TRADE ― 2.7%
	Macy's, Inc. (3)
21,653,000	8.375%, 6/15/2025	23,898,524

	TOTAL CORPORATE BONDS
	(Cost $187,732,267)	194,858,684

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
	U.S. GOVERNMENT NOTES ― 24.1%
	United States Treasury Note/Bond
125,483,000	2.500%, 1/15/2022	$127,128,485
85,000,000	1.750%, 6/15/2022	86,342,197
		213,470,682
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $213,498,661)	213,470,682

	CLOSED-END FUNDS ― 14.1%
	BANK LOAN ― 1.6%
138,257	BlackRock Debt Strategies Fund, Inc.	1,583,043
1,399,574	Invesco Senior Income Trust	6,242,100
944,881	Nuveen Credit Strategies Income Fund	6,377,947
		14,203,090
	CORPORATE BOND ― 0.2%
127,937	BlackRock Credit Allocation Income Trust	1,994,538

	HIGH YIELD BOND ― 3.6%
1,039,759	BlackRock Corporate High Yield Fund, Inc.	12,809,831
101,036	BlackRock Limited Duration Income Trust	1,719,633
134,218	First Trust High Income Long/Short Fund	2,113,933
585,399	Wells Fargo Income Opportunities Fund	5,145,657
1,069,259	Western Asset High Income Opportunity Fund, Inc.	5,645,688
286,909	Western Asset High Yield Defined Opportunity Fund Inc.	4,501,602
		31,936,344
	MULTISECTOR BOND ― 0.0%
6,256	Eaton Vance Limited Duration Income Fund	82,955

	MUNI NATIONAL LONG ― 8.1%
93,082	BlackRock Municipal Income Trust	1,437,186
123,000	BlackRock MuniHoldings Fund, Inc.	2,063,940
634,932	BlackRock MuniVest Fund, Inc.	6,108,046
205,718	BlackRock MuniYield Quality Fund III, Inc.	3,054,912
356,446	Eaton Vance Municipal Bond Fund	4,876,181
694,437	Invesco Municipal Opportunity Trust	9,444,343
355,683	Invesco Municipal Trust	4,879,971
475,493	Invesco Trust for Investment Grade Municipals	6,666,412
1,039,860	Nuveen AMT-Free Quality Municipal Income Fund	16,325,802
1,017,479	Nuveen Quality Municipal Income Fund	16,289,839
		71,146,632
	PREFERRED STOCK ― 0.6%
17,074	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	467,657
17,824	First Trust Intermediate Duration Preferred & Income Fund	447,560
315,168	Nuveen Preferred Income Opportunities Fund	3,145,377
138,827	Nuveen Preferred Securities Income Fund	1,382,717
		5,443,311
	TOTAL CLOSED-END FUNDS
	(Cost $115,219,273)	124,806,870

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Principal
Amount		Value
	EXCHANGE TRADED FUNDS ― 4.7%
1,097,124	Invesco CEF Income Composite ETF	$26,879,538
108,795	iShares Short Maturity Bond ETF	5,457,701
290,000	VanEck Vectors CEF Municipal Income ETF	8,737,700

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $36,611,171)	41,074,939

Number of
Shares/Units		Value
	PREFERRED STOCKS ― 29.6%
	BANKS ― 7.4%
	Bank of New York Mellon Corp. Depositary Shares
3,680	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (5)	4,025,000
	Citizens Financial Group, Inc. Depositary Shares
13,421	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (5)	14,863,758
	Fifth Third Bancorp Depositary Shares
5,945	4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (5)	6,465,188
	GMAC Capital Trust I
179,876	8.125% (3 month U.S. LIBOR + 5.785%) (4), 2/15/2040	4,552,662
	Huntington Bancshares Inc. Depositary Shares
2,673	5.625% (effective 7/15/2030, 10 Year TNCMR + 4.945%) (1), 7/15/2030 (5)	3,114,045
	Regions Financial Corp. Depositary Shares
14,003	5.750% (effective 9/15/2025, 5 Year TNCMR + 5.430%) (1), 6/15/2025 (5)	15,683,360
	Truist Financial Corp. Depositary Shares
15,036	5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (1), 3/1/2030 (5)	16,934,295
		65,638,308
	DIVERSIFIED BANKING INSTITUTIONAL ― 2.6%
	Bank of America Corp., Depositary Shares
124,648	6.000%, 5/16/2023 (5)	3,412,862
	Citigroup, Inc. Depositary Shares
5,989	4.700% (effective 1/30/2025, SOFR + 3.234%) (1), 1/30/2025 (5)	6,190,979
5,668	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (5)	5,857,878
	Wells Fargo & Co. Depositary Shares
53,102	4.750%, 3/15/2025 (5)	1,388,618
5,523	3.900% (effective 3/15/2026, 5 Year TNCMR + 3.453%) (1), 3/15/2026 (5)	5,721,414
		22,571,751
	FINANCE AND INSURANCE ― 4.2%
	Charles Schwab Corp. (The) Depositary Shares
19,189	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (5)	21,257,574
	Hartford Financial Services Group, Inc. (The)
60,367	7.875% (effective 4/15/2022, 3 month U.S. LIBOR + 5.596%) (1), 4/15/2042	1,608,781
	JPMorgan Chase & Co. Depositary Shares
98,510	4.625%, 6/1/2026 (5)	2,623,321
1,169	3.650% (effective 6/1/2026, 5 Year TNCMR + 2.850%) (1), 6/1/2026 (5)	1,172,098
	Reinsurance Group of America, Inc.
203,923	6.200% (effective 9/15/2022, 3 month U.S. LIBOR + 4.370%) (1), 9/15/2042	5,552,823
	Virtus AllianzGI Convertible & Income Fund
188,198	5.625%, 9/20/2023 (5)	4,987,247
		37,201,844

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	INFORMATION ― 0.4%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	$2,309,595
52,060	5.625%, 8/1/2067	1,440,500
		3,750,095
	INVESTMENT COMPANIES ― 2.5%
	Oaktree Capital Group LLC
190,236	6.625%, 6/15/2023 (5)	5,269,537
470,765	6.550%, 9/15/2023 (5)	13,247,327
	Stifel Financial Corp.
143,409	5.200%, 10/15/2047	3,796,036
		22,312,900
	PIPELINES ― 2.7%
	Enbridge, Inc.
81,837	4.000% (effective 6/1/2022, 5 Year TNCMR + 3.050%) (1), 6/1/2022 (5)	1,718,136
72,064	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2022 (5)	1,537,846
39,799	4.000% (effective 6/1/2023, 5 Year TNCMR + 3.140%) (1), 6/1/2023 (5)(6)	894,084
103,688	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (5)(6)	2,262,991
	Energy Transfer LP
39,500	7.600% (effective 5/15/2024, 3 month U.S. LIBOR + 5.161%) (1), 5/15/2024 (5)	987,500
	MPLX LP Depositary Shares
15,897	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (1), 2/15/2023 (5)	16,272,169
		23,672,726
	REAL ESTATE INVESTMENT TRUST ― 3.2%
	AGNC Investment Corp. Depositary Shares (4)
615,237	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (5)	15,411,687
	Annaly Capital Management, Inc.
482,317	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (5)	12,757,284
		28,168,971
	UTILITIES ― 6.6%
	Brookfield Renewable Partners LP
313,793	5.250%, 3/31/2025 (5)	8,221,376
	Duke Energy Corp.
243,245	5.750%, 6/15/2024 (5)	6,988,429
	Entergy Louisiana LLC
145,772	4.875%, 9/1/2066	3,718,644
	National Rural Utilities Cooperative Finance Corp.
234,053	5.500%, 5/15/2064	6,408,371
	Sempra Energy Depositary Shares
30,333	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (5)	32,987,138
		58,323,958
	TOTAL PREFERRED STOCKS
	(Cost $244,277,405)	261,640,553

	TOTAL INVESTMENTS ― 94.5%
	(Cost $797,338,777)	835,851,728
	Other Assets in Excess of Liabilities ― 5.5%	48,345,368
	TOTAL NET ASSETS ― 100.0%	$884,197,096

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
SOFR - U.S. Secured Overnight Financing Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of June 30, 2021.
(2) Perpetual maturity security. Maturity date is the next call date.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor. At June 30, 2021, the value of these securities totaled $33,799,631 or 3.8% of net assets.

(4) Variable Rate security. Rates disclosed as of June 30, 2021.
(5) Callable at any dividend payment on or after date disclosed.
(6) These securities are illiquid at June 30, 2021, at which time the aggregate value of illiquid securities is $3,157,075 or 0.4% of net assets.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2021:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$194,858,684	$-	$194,858,684
U.S. Government Notes	213,470,682	-	-	213,470,682
Closed-End Funds	124,806,870	-	-	124,806,870
Exchange Traded Funds	41,074,939	-	-	41,074,939
Preferred Stocks	106,220,447	155,420,106	-	261,640,553
Total Assets	$485,572,938	$350,278,790	$-	$835,851,728

Please refer to the Schedule of investments for further classification.